Derivative Financial Liabilities - Additional information (Details) - Feb. 10, 2023	USD ($)	CNY (¥)
Derivative Financial Liabilities
ESA Proceeds Released from Collateral Account	$ 5,413,344	¥ 36,747,941
ESA proceeds released from collateral account and returned to shaolin	$ 11,919,983	¥ 80,917,612